Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS Global Small Cap VIP

	Shares	Value ($)
Common Stocks 89.1%
Austria 1.7%
Lenzing AG	4,293	460,762
Wienerberger AG	35,646	756,828
(Cost $1,551,856)		1,217,590

Bermuda 0.8%
Lazard Ltd. "A" (a) (Cost $370,795)	16,265	587,817
Brazil 0.8%
Construtora Tenda SA (Cost $450,691)	128,944	555,908
Canada 2.2%
First Quantum Minerals Ltd.	30,330	343,847
Linamar Corp.	9,191	329,579
Quebecor, Inc. "B"	37,559	920,741
(Cost $1,393,539)		1,594,167
France 2.9%
Altran Technologies SA	64,784	712,063
SMCP SA 144A*	32,313	563,075
SPIE SA	33,790	599,081
Synergie SA	6,511	203,260
(Cost $2,912,851)		2,077,479
Germany 3.8%
Deutz AG	109,380	918,640
PATRIZIA Immobilien AG	51,971	1,158,651
United Internet AG (Registered)	16,617	607,913
(Cost $1,540,210)		2,685,204
Hong Kong 1.8%
Techtronic Industries Co., Ltd. (Cost $237,536)	193,041	1,303,605
India 0.9%
WNS Holdings Ltd. (ADR)* (Cost $340,147)	12,383	659,642
Ireland 1.2%
Avadel Pharmaceuticals PLC (ADR)*	29,655	42,703
Dalata Hotel Group PLC	82,826	547,767
Ryanair Holdings PLC*	21,445	281,008
(Cost $771,038)		871,478
Italy 3.0%
Buzzi Unicem SpA	44,520	912,372
Cerved Group SpA	79,900	796,095
Moncler SpA	10,145	409,665
(Cost $2,120,713)		2,118,132
Japan 8.7%
Ai Holdings Corp.	31,017	512,043
Anicom Holdings, Inc.	22,900	619,162
BML, Inc.	25,100	728,389
Daikyonishikawa Corp.	53,400	489,706
Kura Corp.	4,300	196,900
Kusuri No Aoki Holdings Co., Ltd.	11,258	805,097
Optex Group Co., Ltd.	16,800	267,748
Sawai Pharmaceutical Co., Ltd.	7,400	428,884
Syuppin Co., Ltd.	47,300	350,233
Tokai Carbon Co., Ltd. (b)	21,500	269,373
Topcon Corp.	24,100	284,474
UT Group Co., Ltd. (b)	24,024	550,893
Zenkoku Hosho Co., Ltd.	20,300	709,773
(Cost $4,785,414)		6,212,675
Korea 0.6%
i-SENS, Inc. (Cost $530,452)	17,084	391,317
Spain 2.0%
Talgo SA 144A*	166,415	1,076,740
Telepizza Group SA 144A	51,703	360,724
(Cost $1,216,444)		1,437,464
Sweden 0.9%
Nobina AB 144A (Cost $420,821)	100,518	648,203
Switzerland 0.9%
Transocean Ltd.* (c) (Cost $776,851)	73,074	636,475
United Kingdom 4.7%
accesso Technology Group PLC*	14,761	166,474
Arrow Global Group PLC	86,848	246,879
B&M European Value Retail SA	164,952	803,750
Clinigen Healthcare Ltd.*	29,896	361,005
Domino's Pizza Group PLC	96,786	304,894
Electrocomponents PLC	119,715	877,296
Scapa Group PLC	169,289	626,229
(Cost $2,874,292)		3,386,527
United States 52.2%
Advanced Disposal Services, Inc.*	30,893	865,004
Affiliated Managers Group, Inc.	5,328	570,682
Americold Realty Trust (REIT)	24,298	741,332
Amicus Therapeutics, Inc.*	12,093	164,465
Anixter International, Inc.*	6,781	380,482
Arena Pharmaceuticals, Inc.*	8,596	385,359
BioScrip, Inc.*	111,569	223,138
Blucora, Inc.*	12,163	406,001
Cabot Microelectronics Corp.	3,439	385,030
California Resources Corp.*	8,440	216,992
Cardiovascular Systems, Inc.*	17,586	679,875
Casey's General Stores, Inc.	7,056	908,601
Chart Industries, Inc.*	9,348	846,181
Cleveland-Cliffs, Inc. (b)	33,700	336,663
Contango Oil & Gas Co.*	121,886	383,941
Cypress Semiconductor Corp.	31,724	473,322
Dril-Quip, Inc.*	16,540	758,359
Ducommun, Inc.*	28,526	1,241,451
Eagle Bancorp., Inc.*	10,870	545,674
Envestnet, Inc.*	9,641	630,425
Five9, Inc.*	20,138	1,063,890
Four Corners Property Trust, Inc. (REIT)	20,404	603,958
Fox Factory Holding Corp.*	13,699	957,423
Green Dot Corp. "A"*	7,436	450,993
H&E Equipment Services, Inc.	19,737	495,596
Heron Therapeutics, Inc.*	22,354	546,332
Hillenbrand, Inc.	9,300	386,229
Hudson Pacific Properties, Inc. (REIT)	17,696	609,096
Hyster-Yale Materials Handling, Inc.	7,996	498,631
Inphi Corp.*	12,685	554,842
iRhythm Technologies, Inc.*	3,559	266,783
Jack in the Box, Inc.	4,906	397,680
Jefferies Financial Group, Inc.	25,633	481,644
Kennametal, Inc.	7,980	293,265
Lumentum Holdings, Inc.*	11,601	655,921
Merit Medical Systems, Inc.*	9,517	588,436
Mistras Group, Inc.*	15,341	211,859
Molina Healthcare, Inc.*	6,611	938,498
National Storage Affiliates Trust (REIT)	34,747	990,637
Neurocrine Biosciences, Inc.*	10,230	901,263
Oil States International, Inc.*	13,518	229,265
Pacira Pharmaceuticals, Inc.*	11,608	441,800
Physicians Realty Trust (REIT)	29,033	546,111
Providence Service Corp.*	14,314	953,599
QAD, Inc. "A"	15,582	671,117
Retrophin, Inc.*	41,028	928,464
Rush Enterprises, Inc. "A"	37,581	1,571,262
Samsonite International SA 144A (d)	162,600	525,076
SEACOR Marine Holdings, Inc.*	36,767	489,369
Sinclair Broadcast Group, Inc. “A”	15,373	591,553
South State Corp.	11,750	802,995
Synovus Financial Corp.	20,013	687,647
Tenneco, Inc. “A”	9,916	219,739
Thermon Group Holdings, Inc.*	36,596	896,968
Titan Machinery, Inc.*	49,205	765,630
TopBuild Corp.*	5,261	341,018
Trinseo SA	9,996	452,819
TriState Capital Holdings, Inc.*	24,568	501,924
Varonis Systems, Inc.*	12,428	741,082
WEX, Inc.*	4,849	930,959
YETI Holdings, Inc.* (b)	17,321	523,960
Zions Bancorp. NA	9,941	451,421
(Cost $30,193,396)		37,299,731
Total Common Stocks (Cost $52,487,046)		63,683,414
Convertible Preferred Stocks 0.5%
United States
Providence Service Corp. (e) (Cost $196,900)	1,969	328,924
Exchange-Traded Funds 1.0%
United States
iShares Russell 2000 ETF (b) (Cost $703,051)	4,761	728,861
Preferred Stocks 0.9%
Brazil
Randon SA Implementos e Participacoes (Cost $694,203)	261,457	647,741
Warrants 0.0%
France
Parrot SA, Expiration Date 12/15/2022* (e)	13,230	560
Parrot SA, Expiration Date 12/22/2022* (e)	13,230	588
Total Warrants (Cost $0)		1,148
Securities Lending Collateral 3.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.36% (f) (g) (Cost $2,475,968)	2,475,968	2,475,968
Cash Equivalents 8.4%
DWS Central Cash Management Government Fund, 2.47% (f) (Cost $5,973,968)	5,973,968	5,973,968
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $62,531,136)	103.4	73,840,024
Other Assets and Liabilities, Net	(3.4)	(2,412,415)
Net Assets	100.0	71,427,609

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 3.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.36% (f) (g)
510,934	1,965,034	(h)	—	—	—	7,850	—	2,475,968	2,475,968
Cash Equivalents 8.4%
DWS Central Cash Management Government Fund, 2.47% (f)
6,042,652	3,057,962		3,126,646	—	—	37,214	—	5,973,968	5,973,968
6,553,586	5,022,996		3,126,646	—	—	45,064	—	8,449,936	8,449,936

*	Non-income producing security.
(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at March 31, 2019 amounted to $2,381,868, which is 3.3% of net assets.
(c)	Listed on the New York Stock Exchange.
(d)	Listed on the Stock Exchange of Hong Kong.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At March 31, 2019 the DWS Global Small Cap VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Exchange-Traded Funds, Cash Equivalents and Securities Lending Collateral
Industrials	12,997,642	20%
Information Technology	9,967,958	16%
Health Care	9,299,234	14%
Consumer Discretionary	9,180,702	14%
Financials	7,858,707	12%
Real Estate	4,649,785	7%
Materials	4,158,893	7%
Energy	2,714,401	4%
Communication Services	2,120,207	3%
Consumer Staples	1,713,698	3%
Total	64,661,227	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$1,217,590	$—	$1,217,590
Bermuda	587,817	—	—	587,817
Brazil	555,908	—	—	555,908
Canada	1,594,167	—	—	1,594,167
France	—	2,077,479	—	2,077,479
Germany	—	2,685,204	—	2,685,204
Hong Kong	—	1,303,605	—	1,303,605
India	659,642	—	—	659,642
Ireland	42,703	828,775	—	871,478
Italy	—	2,118,132	—	2,118,132
Japan	—	6,212,675	—	6,212,675
Korea	391,317	—	—	391,317
Spain	—	1,437,464	—	1,437,464
Sweden	—	648,203	—	648,203
Switzerland	636,475	—	—	636,475
United Kingdom	—	3,386,527	—	3,386,527
United States	36,774,655	525,076	—	37,299,731
Convertible Preferred Stocks	—	—	328,924	328,924
Exchange-Traded Funds	728,861	—	—	728,861
Preferred Stocks	647,741	—	—	647,741
Warrants (i)	—	—	1,148	1,148
Short-Term Investments (i)	8,449,936	—	—	8,449,936
Total	$51,069,222	$22,440,730	$330,072	$73,840,024

(i)	See Investment Portfolio for additional detailed categorizations.